ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Accounting Policies [Abstract]
ACCOUNTING POLICIES
3.	ACCOUNTING POLICIES

a)	Cash and cash equivalents

Cash and cash equivalents include cash and redeemable short-term investment certificates with a maturity of less than three months held at major financial institutions.

b)	Biological assets

The Company measures biological assets consisting of cannabis on plants at fair value less cost to sell up to the point of harvest, which becomes the basis for the cost of finished goods inventories after harvest. Seeds are measured at fair market value, except for a portion which are restricted with respect to distribution due to the conditions under which they were acquired that are measured at cost.

Gains or losses arising from changes in fair value less cost to sell are included in the results of operations of the related period.

c)	Inventory

Inventories of dried cannabis consists of harvested cannabis and purchased cannabis and are valued at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value at harvest, which becomes deemed cost. Any subsequent post-harvest costs are capitalized to inventory to the extent that cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Cost is determined using the average cost basis. Cannabis oils are derived from dried cannabis and are measured at the lower of cost and net realizable value. Goods for resale are measured at the lower of cost and net realizable value. Supplies and consumables are valued at cost.

d)	Plant and equipment

Plant and equipment are carried at cost less accumulated depreciation. Plant and equipment are depreciated over their expected lives based on the following:

•	Building – 15 to 25 years straight line
•	Leasehold improvements – lesser of useful life or term of lease
•	Production, lab and growing equipment – 5 to 10 years straight line
•	Computers – 3 years straight line

In the year of acquisition, depreciation for plant and equipment is recorded once the asset is available for use.

An item of plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Residual values and estimated useful lives are reviewed annually.

e)	Plant under construction

Expenditures for plant under construction are capitalized to the statement of financial position and will be amortized over the life of the asset, commencing at the time the asset is ready for its intended use. At each balance sheet date, the Company considers whether there is objective evidence of impairment of the asset, and if so, will write down the asset to its recoverable value.

f)	Intangible Assets

Intangible assets are recorded at cost and amortized over their estimated useful lives at the following annual rate:

•	Computer software – 2 to 3 years straight line
•	Health Canada licenses – term, plus life of building or renewal term of leased facility site
•	Patents –straight line over the life of the patent

Estimated useful lives are reviewed annually.

g)	Investment in joint venture

IFRS 11, Joint Arrangements, and IAS 28, Investments in Associates and Joint Ventures establishes the criteria for accounting for joint ventures. Investments in joint ventures are accounted for using the equity method. The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the proportionate share of the profit or loss, other comprehensive income or loss and any other changes in the joint venture’s net assets such as dividends. At each balance sheet date, the Company considers whether there is objective evidence of impairment in the joint venture. If there is such evidence, the Company will determine the amount of impairment to record, if any, in relation to the joint venture.

h)	Business combinations

The Company uses the acquisition method of accounting for business combinations, whereby the purchase consideration is allocated to the fair value of the identifiable assets and liabilities at the date of acquisition. Preliminary fair values allocated at a reporting date are finalized as soon as the relevant information becomes available, within a period not to exceed twelve months from the acquisition date with retrospective restatement of the impact of adjustments to those preliminary fair values effective as at the acquisition date. Acquisition related costs are expensed as incurred.

When the cost of the acquisition exceeds the fair value attributable to the Company’s share of the identifiable net assets, the difference is recorded as goodwill. If the cost of the acquisition is less than the fair value attributable to the Company’s share of the identifiable net assets the difference is recognized in the consolidated statements of loss.

Non-controlling interests are measured either at fair value or at the non-controlling interests’ proportionate share of the recognized amounts of the acquirers’ identifiable net assets at the date of acquisition. The choice of measurement is made on a transaction by transaction basis.

In a business combination achieved in stages, the Company remeasures any previously held equity interest at its acquisition date fair value and recognizes any gain or loss in the consolidated statements of loss.

i)	Revenue recognition

Revenue is recognized at the transaction price, which is the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods to a customer. Gross revenue includes excise taxes, which the Company pays as principal. Net revenue from sale of goods, as presented in the consolidated statement of loss and comprehensive loss, represents revenue from the sale of goods less applicable excise taxes, expected price discounts, and allowances for customer returns. Excise taxes are a production tax which become payable when a cannabis product is delivered to the customer and are not directly related to the value of the product sold.

The Company's contracts with customers for the sales of dried cannabis and cannabis oil consist of one performance obligation. The Company has concluded that revenue from the sale of these products should be recognized at the point in time when control is transferred to the customer, which is on delivery.

j)	Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regard to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for the initial recognition of assets or liabilities that affect neither accounting nor taxable loss, and differences relating to investments in subsidiary to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the end of the reporting period. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

k)	Loss per share

Basic loss per share is computed by dividing total net loss attributable to the Company for the year by the weighted average number of common shares of the Company (the “Common Shares”) outstanding during the year. The Company uses the treasury stock method for calculating diluted loss per share. When the Company is in a loss position, all potential share issuances on the exercise of options or warrants is anti-dilutive. In the event of a loss position, diluted loss per share is the same a basic loss per share.

l)	Segment reporting

A segment is a component of the Company that engages in business activities in which revenues and expenses are incurred, that has distinguishable financial information available, and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”).

m)	Leases

Leases are classified as an operating lease whenever the terms of the lease do not transfer substantially all of the risks and rewards of ownership to the lessee.

Operating lease payments are recognized as an operating expense in profit or loss on a straight-line basis over the lease term.

A finance lease is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

n)	Foreign currency translation

Transactions in currencies other than the Canadian dollar are recorded at exchange rates prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are translated at the period end exchange rate. Revenues and expenses are translated at the exchange rates approximating those in effect on the date of the transactions. Exchange gains and losses arising on translation are included in net loss.

o)	Financial instruments

i.	Financial assets

The Company classifies its financial assets initially at fair value at the time of acquisition. Subsequently, they are measured at amortized cost, at fair value through other comprehensive income, or at fair value through profit or loss. Upon initial recognition, management determines the classification of its financial assets based upon the purpose for which the financial assets were acquired. Measurement and classification of financial assets is determined based on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset. Management may, at initial recognition, irrevocably designate a financial asset as measured at fair value through profit or loss to prevent a measurement or recognition inconsistency.

Financial assets are derecognized when they mature or are sold and substantially all the risks and rewards of ownership have been transferred.

ii.	Financial liabilities

The Company initially recognizes financial liabilities at fair value and are subsequently measured at amortized cost.

p)	Impairment of long-lived assets

At the end of each reporting period, the Company’s assets are reviewed to determine whether there is any indication that those assets may be impaired. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in profit or loss for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

Management considers both external and internal sources of information in determining if there are any indications that the Company’s plant and equipment or intangible assets are impaired. Management considers the market, economic, and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its plant and equipment and intangible assets. Management considers the manner in which the plant and equipment and intangible assets are being used or are expected to be used, and indication of economic performance of the assets. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

q)	Goodwill

Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net identifiable assets acquired. Goodwill is allocated to the cash generating unit to which is relates. The Company has determined that the goodwill associated with all acquisitions belong to the cannabis production and cash generating unit.

Goodwill is measured as historical cost and is evaluated for impairment annually or more often if events or circumstances indicate there may be an impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. Impairment losses recognized in respect of a cash generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash generating unit. Any goodwill impairment is recorded as a loss in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed.

r)	Share-based payments

The Company grants options to directors, officers, employees and service providers under the Company’s Omnibus Incentive Plan. The fair value of share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee, including directors of the Company. At each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of share options that are expected to vest. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment.

No expense is recognized for awards that do not ultimately vest except for equity settled transactions for which vesting is conditional upon a market or non-vesting condition.

Share options with a graded vesting schedule are accounted for as separate grants with different vesting periods and fair values. The fair value is measured using the Black-Scholes option pricing model taking into account the terms and conditions upon which the share purchase options were granted.

Where the terms of an equity settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

When an equity award is cancelled, it is treated as if it vests on the date of the cancellation and any expense not recognized for the award is recognized immediately.

s)	Warrants

The Company uses the residual value approach in respect of unit offerings whereby the amount assigned to the warrant is the excess of the unit price over the trading price of the Company’s shares at the date of issuance, if any, to a maximum fair value of the warrant determined by using the Black-Scholes Option-Pricing Model.

t)	Research and development

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete the development to use or sell the assets. Other development expenditures are expensed as incurred. Other than certain patent development costs, to date, no development costs have been capitalized.

u)	Significant accounting judgments and estimates

The preparation of financial statements in conformity with IFRS requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported revenues and expenses during the year. Actual results may differ from these estimates.

Significant estimates are evaluation and assumptions about the future and other sources of estimation uncertainty that management has made, that could result in a material adjustment to the carrying amounts of assets and liabilities. Significant estimates used in the preparation of these consolidated financial statements include, but are not limited to, the following:

v)	Biological assets and inventory

The Company measures biological assets consisting of cannabis on plants at fair value less cost to sell up to the point of harvest. Calculating the value requires management to estimate, among others, expected yield on harvest, expected selling price and remaining costs to be incurred up to the point of harvest.

The Company measures inventory at the lower of cost and net realizable value and estimates selling price, the estimated costs of completion and the estimated costs necessary to make the sale.

Estimated useful lives of plant and equipment and intangible assets

The Company makes estimates and utilizes assumptions in determining the useful lives and residual value of plant and equipment and intangible assets and related depreciation. Uncertainties in these estimates relate to technical obsolescence that may change the utilization of certain assets.

Provisions and contingencies

The amount recognized as a provision, including legal, contractual, constructive and other exposures or obligations, is the best estimate of the consideration required to settle the related liability, including any related interest charges, taking into account the risks and uncertainties surrounding the obligation. In addition, contingencies will only be resolved when one or more future events occur or fail to occur. Therefore, assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. The Company assesses its liabilities and contingencies based upon the best information available.

Share-based compensation

The fair value of share-based compensation expense is estimated using the Black-Scholes option pricing model and relies on a number of estimated inputs, such as the expected life of the option, the volatility of the underlying share price, and the risk-free rate of return. Changes in the underlying estimated inputs may result in materially different results.

Warrants

In calculating the fair value of warrants, management relies on estimated inputs, such as the volatility of the Company’s stock price and the risk-free rate of return.

Business combinations

In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities.

Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. Where provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. However, the measurement period will last for one year from the acquisition date.

Goodwill impairment

The Company performs a test for goodwill impairment at each financial year end and whenever events or circumstances indicate the carrying amount of goodwill may not be recoverable. Determining whether an impairment has occurred requires valuation of the respective CGU, which is estimated using the discounted cash flow method. A number of estimates are used in this valuation technique, including actual operating results, future business plan, economic projections and market data.

Deferred income taxes

In assessing the probability of realizing deferred income tax assets, management makes estimates related to expectations of future taxable income, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. In making its assessments, management gives additional weight to positive and negative evidence that can be objectively verified.